INCOME TAX AND SOCIAL CONTRIBUTION	12 Months Ended
Dec. 31, 2022
INCOME TAX AND SOCIAL CONTRIBUTION
INCOME TAX AND SOCIAL CONTRIBUTION

NOTE 14 – INCOME TAX AND SOCIAL CONTRIBUTION

14.1 - Income tax and social contribution - current

	12/31/2022	12/31/2021
Current assets
Current Income Tax	1,096,658	517,931
Current Social Contribution	391,246	329,655
IRPJ Negative Balance	192,149	538,490
Negative Balance Social Contribution on Net Income	69,172	101,701
	1,749,225	1,487,777

Current liabilities
Current Income Tax	—	35
Current Social Contribution	—	19,589
	—	19,624

14.2 - Deferred income and social contribution taxes

	12/31/2022	12/31/2021
Non-Current assets
Income Tax - IR	2,605,645	1,105,148
Social Contribution	935,517	395,839
	3,541,162	1,500,987

Non-current liabilities
Income Tax - IR	4,282,233	5,602,584
Social Contribution	2,012,114	1,642,153
	6,294,347	7,244,737

As a result of the acquisition of control of MESA, there was an increase in the line-item tax credits on tax loss and negative basis. As of December 31, 2022, MESA recorded the amount of R$2,077,784 referring to the balance of deferred tax assets.

Eletrobras is initiating, with the creditor banks, the renegotiation of a relevant part of the debt held by SAESA. Currently, the subsidiary has financial indicators not compatible with the Company’s strategic guidelines and, therefore, such restructuring aims to adjust its debt structure and results performance.

14.3 - Composition of deferred income tax and social contribution

	12/31/2022			12/31/2021
			Net asset			Net asset
			(liability)			(liability)
	Assets	Liabilities	effect	Assets	Liabilities	effect
Deferred charges
CGT Eletrosul	2,995,804	(1,532,426)	1,463,378	2,946,137	(1,445,150)	1,500,987
Furnas [1]	2,077,784	—	2,077,784	—	—	—
	5,073,588	(1,532,426)	3,541,162	2,946,137	(1,445,150)	1,500,987

Deferred liabilities
Eletrobras	—	(427,390)	(427,390)	—	(569,816)	(569,816)
Chesf	2,158,774	(2,747,003)	(588,229)	1,754,433	(2,424,625)	(670,192)
Furnas	2,666,371	(6,909,249)	(4,242,878)	2,324,090	(6,459,602)	(4,135,512)
Eletropar	—	(9,327)	(9,327)	—	(9,805)	(9,805)
Eletronorte	1,117,175	(2,143,698)	(1,026,523)	1,374,181	(3,233,593)	(1,859,412)
Eletronuclear	—	—	—	549,705	(549,705)	—
	5,942,320	(12,236,667)	(6,294,347)	6,002,409	(13,247,146)	(7,244,737)

	11,015,908	(13,769,093)	(2,753,185)	8,948,546	(14,692,296)	(5,743,750)

¹ Consolidated deferred tax asset of Furnas substantially composed of the MESA balance.

	12/31/2022	12/31/2021

Deferred tax assets
Operating Provisions	1,812,089	1,015,144
Tax Credit on Tax Losses and Negative Basis (a)	3,646,840	2,052,298
Tax Credits on Actuarial Losses	840,125	126,277
Provision for Disputes	2,032,381	1,850,554
(-) Estimated loss for doubtful accounts	625,897	1,075,818
Provisions for operating losses	474,198	380,619
Estimated losses on investments	166,027	234,400
IFRS 15 Adjustments	770,561	348,481
Impairment [1]	226,138	1,535,144
Others	421,652	329,811
Total Assets	11,015,908	8,948,546

Net Deferred tax liabilities
Contractual asset	9,770,896	10,104,705
IFRS 15 Adjustments	1,640,037	1,141,187
Renegotiation of hydrological risk	873,629	1,344,845
Debt charges	—	558,457
FVOCI Financial Instruments	427,390	569,816
Accelerated depreciation	293,257	273,826
Others	763,884	699,460
Total Liabilities	13,769,093	14,692,296

Net Deferred tax liabilities	2,753,185	5,743,750

¹ Impairment - Estimated loss due to assets being irrecoverable

(a) As a result of the acquisition of control of MESA, there was an increase in the amount of tax credits on tax loss and negative basis. As of December 31, 2022, MESA had the amount of R$2,077,784 referring to the balance of deferred tax assets. The Company is developing a restructuring plan that aims to accelerate the use of this tax credit. The plan includes corporate, tax, and financial strategies and initiatives, along with intercompany rating synergies that will enable the Parent company’s restructuring and, consequently, the acceleration of the realization of deferred taxes constituted over tax losses.

The amounts recognized in the financial statements are the result of the Company’s best estimate of future taxable profits, and the basis of the recorded value is formed by the temporary differences, tax loss and negative basis of social contribution of each entity, whose expected realization per future year is as follows:

	Eletrobras	CGT Eletrosul	Furnas	Chesf	Eletropar	Eletronorte	Total
2023	—	192,589	(842,101)	36,902	(3,109)	(8,034)	(623,753)
2024	—	180,538	(898,755)	36,902	(3,109)	(8,033)	(692,457)
2025	—	109,743	(919,144)	8,037	(3,109)	(45,342)	(849,815)
2026	—	(27,666)	(919,144)	7,470	—	(57,735)	(997,075)
After 2027	(427,390)	1,008,174	1,414,050	(677,540)	—	(907,379)	409,915
	(427,390)	1,463,378	(2,165,094)	(588,229)	(9,327)	(1,026,523)	(2,753,185)

In addition, Eletrobras did not present a prospect of future taxable income and, thus, tax credits deferred from tax losses and negative basis of social contribution not recorded in the financial statements add up to the amount of R$2,714,529 on December 31, 2022 (R$3,205,205 on December 31, 2021).

The Company has in its tax books temporary active differences, which if there were the assumptions for accounting recognition, would generate deferred tax assets for R$12,050,743, on December 31, 2022, whose composition is presented below:

Deferred Tax Assets on Unrecognized Temporary Differences	12/31/2022
Provision for Disputes	9,588,690
Actuarial provision	244,336
ECL	1,605,189
Exchange rate variation loss	176,078
Others	436,450
12,050,743

14.4 Reconciliation of income tax and social contribution expenses

	12/31/2022	12/31/2021

	IRPJ/CSLL
Earnings before Corporate Income Tax and Social Contribution	3,347,210	11,059,505

Total Corporate Income Tax and Social Contribution calculated at a rate of 25% and 9%, respectively	(1,138,051)	(3,760,232)

Additions and exclusion effects:
Unrecognized/written of deferred taxes	(2,885,746)	(9,336,783)
Exchange variation	40,131	(136,397)
Equity Method Investments	805,724	722,018
Provisions	1,727,714	5,721,293
Financial Income - Contract Asset	272,872	689,880
Monetary update	(314,694)	48,435
Tax loss offset/Negative basis	—	13,525
Reversal of Tax Credits	(376,652)	(887,365)
Tax incentives	152,059	732,541
Donations	(20,617)	(17,830)
Hydrological Risk Renegotiation	395,666	1,317,411
Other additions and exclusions	645,981	(367,138)
Total Corporate Income Tax and Social Contribution expenses	(695,613)	(5,260,642)
Effective Rate	20.78%	48.03%

(a)Tax Incentives

The Northeast Development Superintendence (SUDENE) and the Amazon Development Superintendence (SUDAM), through constitutive reports, recognized the right to a 75% reduction in income tax and non-refundable surcharges, calculated on the operating profit in electricity generation and transmission activities, whose benefit amount calculated until December 31, 2022, was R$116,797 (R$678,853 on December 31, 2021). Subsidiaries Chesf (SUDENE) and Eletronorte (SUDAM) enjoy these tax benefits.

14.5 - Income tax and social contribution recognized in other comprehensive income

	12/31/2022	12/31/2021
Adjust actuarial gains and losses	(15,068)	(359,964)
Remeasurement of the fair value of financial instruments through OCI	142,426	79,621
Total income tax and social contribution recognized in other comprehensive income	127,358	(280,343)

Accounting Policy

The result of Income Tax and Social Contribution is recognized in the income statement, divided into current and deferred, in the period of the occurrence of the result (profit or loss) to which they refer. Income Tax and Social Contribution, related to other comprehensive income, are recognized directly in shareholders’ equity, without being carried over to profit or loss for the year, and presented in the Statement of Comprehensive Income.

The current and deferred Income Tax and Social Contribution charges calculated based on the rates of 15%, plus a 10% IRPJ surcharge on taxable income for income tax and 9% on taxable income for social contribution on net income, considering the offsetting of tax losses and negative basis of social contribution, limited to 30% of taxable income for the year.

Income Tax expense and current Social Contribution is calculated based on the results that can be admitted in the calculation of payment of income tax and social contribution for the year.

The result with deferred Income Tax and Social Contribution basically represents the tax result arising from (i) income and expenses that cannot (temporary differences), due to tax rules, be considered in the calculation basis of payment of Income Tax and Social Contribution in the calculation of the year, but which may be used in subsequent years, and (ii) any loss for the year.

Deferred Income Tax and Social Contribution credits (assets), arising from temporary differences or possible losses, are recognized in proportion to the probability of future taxable income and the possibility of using temporary differences.

When there is a legal right and the intention to compensate them, in the calculation of current taxes, deferred taxes, assets and liabilities, related to the same legal entity, are presented by the net in the balance sheet.